Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Payroll and benefits	$ 185	$ 493
Professional and consultant fees	496	242
Product development costs	62	117
Commissions	85	107
Warranty	61	29
Other	248	273
Accrued expenses	$ 1,137	$ 1,261